Taxes (Details) - Schedule of Income (loss) Before Income Taxes - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income (loss) Before Income Taxes [Abstract]
Non-PRC	$ (176)	$ (252)
PRC	5,825	8,124
Total	$ 5,649	$ 7,872